Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	SENTINEL GROUP FUNDS INC
Central Index Key	0000225843
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Mar. 30, 2013
Sentinel Balanced Fund | Sentinel Balanced Fund | Class A
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Trading Symbol	SEBLX
Sentinel Balanced Fund | Sentinel Balanced Fund | Class C
Risk/Return:
Trading Symbol	SBACX
Sentinel Balanced Fund | Sentinel Balanced Fund | CLASS I
Risk/Return:
Trading Symbol	SIBLX
Sentinel Capital Growth Fund | Sentinel Capital Growth Fund | Class A
Risk/Return:
Trading Symbol	BRGRX
Sentinel Capital Growth Fund | Sentinel Capital Growth Fund | Class C
Risk/Return:
Trading Symbol	SECGX
Sentinel Capital Growth Fund | Sentinel Capital Growth Fund | CLASS I
Risk/Return:
Trading Symbol	SICGX
Sentinel Common Stock Fund | Sentinel Common Stock Fund | Class A
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Trading Symbol	SENCX
Sentinel Common Stock Fund | Sentinel Common Stock Fund | Class C
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Trading Symbol	SCSCX
Sentinel Common Stock Fund | Sentinel Common Stock Fund | CLASS I
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Trading Symbol	SICWX
Sentinel Conservative Strategies Fund | Sentinel Conservative Strategies Fund | Class A
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Trading Symbol	SECMX
Sentinel Conservative Strategies Fund | Sentinel Conservative Strategies Fund | Class C
Risk/Return:
Trading Symbol	SMKCX
Sentinel Conservative Strategies Fund | Sentinel Conservative Strategies Fund | Class I
Risk/Return:
Trading Symbol	SCSIX
SENTINEL GEORGIA MUNICIPAL BOND FUND | SENTINEL GEORGIA MUNICIPAL BOND FUND | CLASS I
Risk/Return:
Trading Symbol	SYGIX
Sentinel Government Securities Fund | Sentinel Government Securities Fund | Class A
Risk/Return:
Trading Symbol	SEGSX
Sentinel Government Securities Fund | Sentinel Government Securities Fund | Class C
Risk/Return:
Trading Symbol	SCGGX
Sentinel Government Securities Fund | Sentinel Government Securities Fund | CLASS I
Risk/Return:
Trading Symbol	SIBWX
Sentinel Growth Leaders Fund | Sentinel Growth Leaders Fund | Class A
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Trading Symbol	BRFOX
Sentinel Growth Leaders Fund | Sentinel Growth Leaders Fund | Class C
Risk/Return:
Trading Symbol	SGLFX
Sentinel Growth Leaders Fund | Sentinel Growth Leaders Fund | CLASS I
Risk/Return:
Trading Symbol	SIGLX
Sentinel International Equity Fund | Sentinel International Equity Fund | Class A
Risk/Return:
Trading Symbol	SWRLX
Sentinel International Equity Fund | Sentinel International Equity Fund | Class C
Risk/Return:
Trading Symbol	SWFCX
Sentinel International Equity Fund | Sentinel International Equity Fund | CLASS I
Risk/Return:
Trading Symbol	SIIEX
Sentinel Mid Cap Fund | Sentinel Mid Cap Fund | Class A
Risk/Return:
Trading Symbol	SNTNX
Sentinel Mid Cap Fund | Sentinel Mid Cap Fund | Class C
Risk/Return:
Trading Symbol	SMGCX
Sentinel Mid Cap Fund | Sentinel Mid Cap Fund | CLASS I
Risk/Return:
Trading Symbol	SIMGX
SENTINEL MID CAP II FUND | SENTINEL MID CAP II FUND | CLASS A
Risk/Return:
Trading Symbol	SYVAX
SENTINEL MID CAP II FUND | SENTINEL MID CAP II FUND | CLASS C
Risk/Return:
Trading Symbol	SYVCX
SENTINEL MID CAP II FUND | SENTINEL MID CAP II FUND | CLASS I
Risk/Return:
Trading Symbol	SYVIX
Sentinel Short Maturity Government Fund | Sentinel Short Maturity Government Fund | Class A
Risk/Return:
Trading Symbol	SSIGX
Sentinel Short Maturity Government Fund | Sentinel Short Maturity Government Fund | Class S
Risk/Return:
Trading Symbol	SSSGX
Sentinel Small Company Fund | Sentinel Small Company Fund | Class A
Risk/Return:
Trading Symbol	SAGWX
Sentinel Small Company Fund | Sentinel Small Company Fund | Class C
Risk/Return:
Trading Symbol	SSCOX
Sentinel Small Company Fund | Sentinel Small Company Fund | CLASS I
Risk/Return:
Trading Symbol	SIGWX
Sentinel Sustainable Core Opportunities Fund | Sentinel Sustainable Core Opportunities Fund | Class A
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Trading Symbol	MYPVX
Sentinel Sustainable Core Opportunities Fund | Sentinel Sustainable Core Opportunities Fund | Class I
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Trading Symbol	CVALX
Sentinel Sustainable Mid Cap Opportunities Fund | Sentinel Sustainable Mid Cap Opportunities Fund | Class A
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Trading Symbol	WAEGX
Sentinel Sustainable Mid Cap Opportunities Fund | Sentinel Sustainable Mid Cap Opportunities Fund | Class I
Risk/Return:
Trading Symbol	CEGIX
Sentinel Total Return Bond Fund | Sentinel Total Return Bond Fund | Class A
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Trading Symbol	SATRX
Sentinel Total Return Bond Fund | Sentinel Total Return Bond Fund | Class C
Risk/Return:
Trading Symbol	SCTRX
Sentinel Total Return Bond Fund | Sentinel Total Return Bond Fund | Class I
Risk/Return:
Trading Symbol	SITRX